SHARE BASED COMPENSATION (Expense Allocation) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	¥ 29,307,903	¥ 64,867,902	¥ 89,567,699
Costs of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	967,367	2,219,311	333,338
Selling Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	6,415,213	12,722,162	15,980,509
General and Administration Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	24,066,459	46,017,821	67,152,462
Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	¥ (2,141,136)	¥ 3,908,608	¥ 6,101,390